Capital Structure	12 Months Ended
Dec. 31, 2024
Capital Structure [Abstract]
Capital Structure
8.	Capital Structure:

Initial public offering. On July 15, 2024, Icon successfully completed the initial public offering of 31,250 of its common shares, at an offering price of $160.00 per share, for gross proceeds of approximately $5,000, before deducting underwriting discounts and offering expenses. Icon’s common shares began trading on the Nasdaq Capital Market on July 12, 2024, under the symbol “ICON.”

Transfer of shares to Maui. Maui was incorporated on October 27, 2022, under the laws of the Republic of Marshall Islands. On May 3, 2023, Maui entered a deed of transfer of shares with the shareholders of Positano by which all outstanding shares of Positano were transferred to Maui. The transaction was accounted for as described in note 1 “Basis of Presentation and General Information”.

Exchange agreement with Icon. Icon was incorporated on August 30, 2023, under the laws of the Republic of the Marshall Islands. On June 11, 2024, Icon acquired all of the outstanding shares of Maui in exchange for 15,000 Series A Preferred Shares, 1,500,000 Series B Preferred Shares of Icon, and 5,000 common shares of Icon. The transaction was accounted for as described in note 1 “Basis of Presentation and General Information”. As of December 31, 2024, the main characteristics of the Series A Preferred Shares and the Series B Preferred Shares are as follows:

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Series A Preferred Shares are perpetual, non-redeemable, have no maturity date and rank senior to the Company’s common shares and Series B Preferred Shares, with respect to dividend distributions and distributions upon liquidation, dissolution or winding up of the affairs of the Company, or upon sale of all or substantially all of the assets, property or business of the Company, or upon a change of control of the Company. Series A Preferred Shares have a stated amount of $1,000 each, and may, at the option of the holders but not in parts, be converted into common shares at any time commencing on July 16, 2025 and until July 15, 2032. The conversion price is equal to the lower of (i) $240.00 per common share, subject to certain anti-dilution adjustments and (ii) the volume weighted average price of the Company’s common shares over the five consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion. The holders of Series A Preferred Shares have no voting rights, subject to limited exceptions, and are entitled to receive biannual dividends, payable in cash or in kind or in a combination thereof, in the Company’s option, accruing at a dividend rate of 9.00% per annum on the stated amount per Series A Preferred Share and on any unpaid accrued dividends. In each event of non-payment or payment in kind, the dividend rate then in effect shall increase by a factor of 1.33 or 1.30, respectively, from the day of such event onwards (“Rate Adjustment”). On the day a previous non-payment is rectified, the increase will cease to apply. Partial non-payments, payments in kind or rectifications of previous non payments, will be treated proportionally. Series A Preferred Shares were issued on June 11, 2024. The Company has not declared or paid dividends on its Series A Preferred Shares during 2024. Accordingly, a Rate Adjustment has occurred on both June 30, 2024 and on December 31, 2024. The accumulated dividends on the Series A Preferred Shares as of December 31, 2024, amounted to $977. This amount is not reflected in the accompanying consolidated balance sheets, but it is presented in the accompanying consolidated statements of (loss)/income as deduction from the net (loss)/income of the relevant period to derive the net (loss)/income attributable to common shareholders. The holders of Series A Preferred Shares also have the right to participate, on an as-converted basis, in certain non-recurring dividends and distributions declared or made on common shares. Accordingly, the holders of Series A Preferred Shares did not participate on an as-converted basis or otherwise, in any of the dividends the Company declared and paid to common shareholders during 2024.

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Series B Preferred Shares are perpetual, non-redeemable, not convertible into common shares, have no maturity date and rank pari-passu with the Company’s common shares. Each Series B Preferred Share has the voting power of 1,000 common shares and counts for 1,000 votes for purposes of determining quorum at a meeting of shareholders, subject to adjustments to maintain a substantially identical voting interest in the Company following certain events. The holders of Series B Preferred Shares have no dividend or distribution rights, other than upon the Company’s liquidation, dissolution or winding up, in which event the holders of Series B Preferred Shares shall be entitled to receive a payment up to an amount equal to the par value per Series B Preferred Share. Also, if the Company declares or makes any dividend or other distribution of voting securities of a subsidiary to the holders of the Company’s common shares by way of a spin off or other similar transaction, then, in each such case, each holder of Series B Preferred Shares shall be entitled to receive preferred shares of the subsidiary whose voting securities are so distributed with at least substantially similar rights, preferences, privileges and voting powers, and limitations and restrictions as those of the Series B Preferred Shares.

Rights agreement.  On July 11, 2024, the Company entered into a stockholders’ rights agreement (the “Rights Agreement”), with Computershare Trust Company, N.A., as rights agent. Pursuant to the Rights Agreement, each of the Company’s common shares includes one right that entitles, once becomes exercisable, the holder to purchase one one-thousandth of a share of Series C Participating Preferred Stock (“Series C Preferred Share”) for $1,000.00 (the “Exercise Price”) subject to specified adjustments. These rights separate from the common shares and become exercisable only if a person or group (the “Acquiring Person”) other than the Company’s Chairwoman and Chief Executive Officer or her controlled affiliates, acquires beneficial ownership of 10% (15% in the case of a passive institutional investor) or more of the Company’s outstanding common shares, in a transaction not approved by our Board of Directors. In that situation, each holder of a right (other than the Acquiring Person, whose rights will become void and will not be exercisable) will have the right to purchase, in lieu of one one-thousandth of a Series C Preferred Share, upon payment of the Exercise Price, a number of the Company’s common shares having a then-current market value equal to twice the Exercise Price. Under its terms, the Rights Agreement will expire on July 11, 2034.

First Representative’s Warrant. On July 15, 2024, in connection to the Company’s initial public offering, Icon issued to Maxim Group LLC, for acting as sole book-running manager, a warrant to purchase up to 2,000 common shares, in whole or in parts, at an exercise price of $176.00 per common share, subject to certain anti-dilution adjustments (the “First Representative’s Warrant”). If at the time of exercise of the First Representative’s Warrant there is no effective registration statement registering, or the prospectus contained therein is not available for the issuance of, the common shares issuable upon such exercise, then the First Representative’s Warrant may only be exercised, in whole or in part, by means of a cashless exercise in which case, the holder shall be entitled to receive a number of common shares equal to the difference between the applicable spot price per common share of the Company (as determined in the First Representative’s Warrant) and the exercise price then in effect, multiplied by the number of common shares that would be issuable upon a cash exercise, divided by the applicable spot price per common share of the Company (as determined in the First Representative’s Warrant). The First Representative’s Warrant is exercisable on or after January 11, 2025, and expires on July 11, 2027, and does not entitle its holder to any voting rights, dividends or other rights as a shareholder of the Company prior to its exercise.

The accounting of the First Representative’s Warrant was assessed in accordance with its policy for distinguishing liabilities from equity (see note 2 “significant accounting policies and recent accounting pronouncements”) and it was determined that classification as equity is appropriate and that no features required bifurcation. In addition, since the First Representative’s Warrant was issued to Maxim Group LLC for its services in connection with the Company’s initial public offering, the Company considered the provisions of ASC 718 “Compensation-Stock Compensation” and the cost of the First Representative’s Warrant was classified within shareholders’ equity, against the respective offering proceeds.

Distributions. Dividends distributed to the Company’s common shareholders during the year ended December 31, 2024, 2023 and 2022, amounted to $239, $3,307 and $2,638 (or $6.60, $661.35 and $527.48 per common share outstanding), respectively. In addition, on April 1, 2024, the Company approved the return of an amount of $3,000 of additional paid-in capital, which was paid on May 13, 2024. As this return of additional paid-in capital was made after December 31, 2023, but prior to the Company’s initial public offering, it has been given retroactive effect in the accompanying consolidated balance sheet as of December 31, 2023.